Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of transactions and balances with equity accounted units

Transactions and balances with equity accounted units are summarised below. Purchases, trade and other receivables, and trade and other payables relate largely to amounts charged by equity accounted units for toll processing of alumina and purchasing of bauxite and aluminium. Sales relate largely to sales of alumina to equity accounted units for smelting into aluminium.

		2017	2016	2015
Income statement items	Note	US$m	US$m	US$m
Purchases from equity accounted units		(993)	(1,216)	(1,249)
Sales to equity accounted units		210	248	307

Cash flow statement items		US$m	US$m	US$m
Dividends from equity accounted units		817	253	210
Net funding of equity accounted units		(3)	(12)	11

Balance sheet items		US$m	US$m	US$m
Investments in equity accounted units (a)	15	4,486	5,019	4,941
Loans to equity accounted units	20	39	39	42

Loans from equity accounted units	22	(31)	(49)	(37)
Trade and other receivables: amounts due from equity accounted units (b)	18	299	298	315
Trade and other payables: amounts due to equity accounted units	25	(175)	(243)	(231)

(a)	Investments in equity accounted units include quasi equity loans. Further information about investments in equity accounted units is set out in notes 35 and 36.
(b)	This includes prepayments of tolling charges.